Document and Entity Information	Dec. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001793294
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 08, 2021
Entity Registrant Name	PPD, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39212
Entity Tax Identification Number	45-3806427
Entity Address, Address Line One	929 North Front Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28401
City Area Code	(910)
Local Phone Number	251-0081
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	PPD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false